Related Parties (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2016	2017	2018
Short-term employee benefits	2,373	3,142	4,976
Contribution to defined contribution plan	77	108	94
Share based payment	7,688	14,892	27,714
Legal and professional	112	150	86
Total	10,250	18,292	32,870

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

Key Management Personnels [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party

(B) Transactions with Entity providing Key Management Personnel Services:

	For the year ended March 31
Transactions	2016	2017	2018
Key management personnel services	2	3	2
Consultancy services	14	23	22

	As at March 31
Balance Outstanding	2017	2018
Trade and other payables	3	—

Significant Influence Over Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party

	As at March 31
Balance Outstanding	2017	2018
Trade and other receivables	3,156	4,879

	For the year ended March 31
Transactions	2016	2017	2018
Revenue from air ticketing	2	27	36
Services received	72	34	75

	As at March 31
Balance Outstanding	2017	2018
Trade and other receivables	—	10